Fair value measurements - FY, Changes in Level 3 Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Changes in Level 3 investments measured at fair value on a recurring basis [Roll Forward]
Balance, beginning of year	$ 0	$ 6,692
Total gains (losses) included in [Abstract]
Net income	0	57
Other comprehensive income	0	142
Purchases	0	444
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(7,335)
Balance, end of year	0	0	$ 6,692
Transfers from Level 1 to Level 2	0	0		$ 0
Transfers from Level 2 to Level 1	0	0		0
Assets measured at fair value on a nonrecurring basis	0	0		0
Liabilities measured at fair value on a nonrecurring basis	$ 0	$ 0		$ 0
Level 3 [Member] | Municipal Bonds [Member]
Total gains (losses) included in [Abstract]
Purchases			$ 7,000